Acquisitions - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Apr. 09, 2021
Business Acquisition [Line Items]
Operating lease ROU assets	$ 317,314	$ 268,528
Operating lease liabilities, net of current portion	$ (232,144)	$ (187,024)
Temperature Equipment Corporation [Member]
Business Acquisition [Line Items]
Accounts receivable			$ 33,315
Inventories			71,325
Other current assets			962
Property and equipment			2,590
Operating lease ROU assets			53,829
Goodwill			18,724
Intangibles			19,900
Accounts payable			(25,393)
Accrued expenses and other current liabilities			(20,509)
Operating lease liabilities, net of current portion			(48,046)
Total			$ 106,697